Employee Benefit Plans (Stock Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 192	$ 153	$ 175
Expected Volatility		19.00%	20.00%
Expected Volatility, Minimum				20.00%
Expected Volatility, Maximum				23.00%
Expected term (in years)		6 years 6 months	6 years 6 months
Weighted-average volatility		19.00%	20.00%	21.00%
Expected dividend yield		2.40%	2.70%	2.20%
Risk-free rate, minimum		0.50%	0.20%	0.00%
Risk-free rate, maximum		2.50%	2.60%	2.20%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years 9 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		2,023
Granted, Shares		231
Exercised/earned, Shares		369
Cancelled, Shares		(103)
Other, Shares		(37)
December 31, 2016, Shares		1,745	2,023
December 31, 2015, Average Price	[1]	$ 89.72
Granted, Average Price	[1]	110.81
Exercised/Earned, Average Price	[1]	77.17
Cancelled, Average Price	[1]	102.00
Other, Average Price	[1]	94.30
December 31, 2016, Average Price	[1]	$ 94.35	$ 89.72
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		36,413
Granted, Shares		3,464
Exercised/earned, Shares		6,770
Cancelled, Shares		(720)
Other, Shares		335
December 31, 2016, Shares		32,722	36,413
December 31, 2015, Average Price	[1]	$ 87.18
Granted, Average Price	[1]	110.91
Exercised/Earned, Average Price	[1]	72.86
Cancelled, Average Price	[1]	95.23
Other, Average Price	[1]	92.54
December 31, 2016, Average Price	[1]	$ 92.54	$ 87.18
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		1,967
Granted, Shares		614
Exercised/earned, Shares		2
Cancelled, Shares		(699)
Other, Shares		(4)
December 31, 2016, Shares		1,876	1,967
December 31, 2015, Average Price	[2]	$ 107.05
Granted, Average Price	[2]	110.83
Exercised/Earned, Average Price	[2]	107.78
Cancelled, Average Price	[2]	112.16
Other, Average Price	[2]	106.38
December 31, 2016, Average Price	[2]	$ 106.38	$ 107.05
Other Incentive Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
December 31, 2015, Shares		2,033
Granted, Shares		1,006
Exercised/earned, Shares		441
Cancelled, Shares		(123)
Other, Shares		(293)
December 31, 2016, Shares		2,182	2,033
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		34,183
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 91.85
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 1,221
Equity Awards Vested and Expected to Vest, Remaining Term		5 years 6 months
Equity Awards That Are Exercisable, Awards		21,990
Equity Awards That Are Exercisable, Average Price	[3]	$ 84.34
Equity Awards That Are Exercisable, Aggregate Intrinsic Value		$ 951
Equity Awards That Are Exercisable, Remaining Term		4 years 2 months 12 days
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		3,462
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 0
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 442
Equity Awards Vested and Expected to Vest, Remaining Term		2 years 1 month
Continuing operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 192	$ 152	$ 158
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of Share Based Payments		$ 0	$ 1	$ 17

[1]	weighted-average exercise price
[2]	weighted-average grant stock price
[3]	weighted-average exercise price per share